Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2018 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes from continuing operations	$ 794	$ 15,796		$ 18,278	$ 16,964
Adjustments for:
Non-cash operating (income) expenses	(66)	(1,319)		(2,409)	1,296
Depreciation	423	8,415		8,387	8,404
Depreciation right-of-use	30	596		555	0
Amortization	51	1,020		1,062	998
Amortization prepaid expenses	29	577		638	626
(Income) on disposal of long-lived assets	(5)	(96)		(42)	(178)
Write-off of long-lived assets	15	291		318	103
Write-off of intangible assets	19	375		0	0
Share of the loss of associates and joint ventures accounted for using the equity method, net of taxes	14	281		131	226
Interest income	(53)	(1,047)		(1,230)	(1,004)
Interest expense	397	7,894		6,904	5,198
Foreign exchange (income) loss, net	0	(4)		330	277
Non-cash movements in post-employment and other non-current employee benefits obligations	18	368		239	219
Impairment	126	2,501		948	432
Monetary position gain, net	(19)	(376)		(221)	(212)
Market value loss on financial instruments	11	212		288	2,370
Accounts receivable and other current assets	153	3,040		(1,858)	(2,097)
Other current financial assets	(28)	(552)		(100)	(396)
Inventories	10	190		(1,140)	(1,386)
Suppliers and other accounts payable	(52)	(1,037)		5,726	1,666
Other liabilities	19	378		(231)	381
Employee benefits paid	(27)	(528)		(478)	(124)
Other Tax	159	3,162		404	6
Income taxes paid	(251)	(4,990)		(5,210)	(6,188)
Net cash flows generated from operating activities from continuing operations	1,767	35,147		31,289	27,581
Income before income taxes from discontinued operations	0	0		0	1,308
Net cash flows generated from operation activities from discontinued operations	0	0		0	654
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired	0	0		0	(5,692)
Proceed from sale of subsidiary, net of cash disposed	0	0		0	7,649
Interest received	53	1,047		1,230	1,004
Acquisitions of long-lived assets	(485)	(9,655)		(10,324)	(9,917)
Proceeds from the sale of long-lived assets	14	274		330	399
Acquisitions of intangible assets	(15)	(289)		(698)	(674)
Other non-current assets	(16)	(325)		(711)	(681)
Dividends received from investments in associates and joint ventures (Note 10)	1	16		1	8
Investments in financial assets, net	(79)	(1,576)		(572)	(387)
Net cash flows (used in) investing activities from continuing operations	(527)	(10,508)		(10,744)	(8,291)
Net cash flows (used in) investing activities from discontinued operations	0	0		0	(962)
FINANCING ACTIVITIES:
Proceeds from borrowings	3,132	62,297		10,736	15,426
Repayments of borrowings	(2,272)	(45,187)		(20,460)	(15,957)
Interest paid	(307)	(6,102)		(4,682)	(4,984)
Dividends paid	(517)	(10,278)		(7,440)	(7,038)
Interest paid on lease liabilities	(5)	(105)		(129)	0
Payments of leases	(29)	(573)		(492)	0
Other financing activities	18	365		(327)	(1,682)
Net cash flows (used in) financing activities from continuing operations	20	417		(22,794)	(14,235)
Net cash flows (used in) financing activities from discontinued operations	0	0		0	(37)
Net increase (decrease) in cash and cash equivalents from continuing operations	1,260	25,056		(2,249)	5,055
Net increase (decrease) in cash and cash equivalents from discontinued operations	0	0		0	963
Cash and cash equivalents at the beginning of the period	1,030	20,491	[2]	23,727	18,767
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(103)	(2,050)		(987)	(1,058)
Cash and cash equivalents at the end of the period	$ 2,187	$ 43,497		$ 20,491	$ 23,727	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18